INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets [text block] [Abstract]
Disclosure of detailed information about intangible assets [text block]
	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	845,959	828,969	845,959	828,969
Loyalty program	263,806	274,420	263,806	274,420
Computer software	220,993	156,038	656,699	529,009
Developing software	99,193	151,853	99,193	151,853
Trademarks (1)	17,959	29,361	51,326	53,391
Other assets	331	431	1,315	1,325
Total	1,448,241	1,441,072	1,918,298	1,838,967
1)	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.

Disclosure of intangible assets material to entity [text block]
	Computer software Net	Developing software	Airport slots (2)	Trademarks and loyalty program (1) (2)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	157,016	91,053	978,849	383,395	1,610,313
Additions	8,453	78,880	-	-	87,333
Withdrawals	(244)	(684)	-	-	(928)
Transfer software	45,783	(45,580)	-	-	203
Foreign exchange	(1,215)	(254)	(14,336)	(5,459)	(21,264)
Amortization	(48,823)	-	-	(9,587)	(58,410)
Closing balance as of December 31, 2017	160,970	123,415	964,513	368,349	1,617,247

Opening balance as of January 1, 2018	160,970	123,415	964,513	368,349	1,617,247
Additions	791	94,301	-	-	95,092
Withdrawals	(403)	(125)	-	-	(528)
Transfer software	59,771	(61,087)	-	-	(1,316)
Foreign exchange	(10,231)	(4,651)	(135,544)	(53,522)	(203,948)
Amortization	(54,549)	-	-	(11,046)	(65,595)
Adjustment application IAS 29 by hyperinflation Argentina	120	-	-	-	120
Closing balance as of December 31, 2018	156,469	151,853	828,969	303,781	1,441,072

Opening balance as of January 1, 2019	156,469	151,853	828,969	303,781	1,441,072
Additions	278	91,371	47,587	-	139,236
Withdrawals	(270)	(1,123)	-	-	(1,393)
Transfer software	136,935	(140,102)	-	-	(3,167)
Foreign exchange	(1,981)	(2,806)	(30,597)	(11,612)	(46,996)
Amortization	(70,107)	-	-	(10,404)	(80,511)
Closing balance as of December 31, 2019	221,324	99,193	845,959	281,765	1,448,241
1)	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.
2)	See Note 2.5